DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Dividends [Abstract]
Disclosure of Dividends Paid

(in thousands of U.S. dollars, except per share amounts)
Date of declaration	Record date	Payment date	Common shares issued	Dividend amount per share	Total dividend amount	Dividend reinvestment plan ("DRIP")

February 28, 2023	March 31, 2023	April 17, 2023	272,598,588	$0.058	$15,811	$1,131
May 9, 2023	June 30, 2023	July 17, 2023	272,803,985	0.058	15,823	1,142
August 8, 2023	September 30, 2023	October 16, 2023	272,993,974	0.058	15,834	1,125
November 7, 2023	December 31, 2023	January 15, 2024	273,385,554	0.058	15,856	1,280
					$63,324	$4,678

March 1, 2022	March 31, 2022	April 18, 2022	273,584,673	$0.058	$15,868	$984
May 10, 2022	June 30, 2022	July 15, 2022	273,653,385	0.058	15,872	967
August 9, 2022	September 30, 2022	October 17, 2022	273,760,820	0.058	15,878	472
November 8, 2022	December 31, 2022	January 15, 2023	273,464,780	0.058	15,861	1,042
					$63,479	$3,465